Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment, net
Schedule of property, plant and equipment

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,918,209	1,979,800
Furniture, fixtures and office equipment	113,349	124,230
Motor vehicles	31,183	30,891
Machinery and equipment	5,889,645	6,709,602
Leasehold improvements	387,006	466,292

Total	8,339,392	9,310,815
Less: accumulated depreciation	(3,776,730)	(4,257,511)

Subtotal	4,562,662	5,053,304
Construction-in-progress	656,839	1,485,893

Property, plant and equipment, net	5,219,501	6,539,197